Party-in-Interest Transactions - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid to Individual participant for loan initiations, QDROs and brokerage account maintenance	$ 53,777	$ 47,972
Empower Advisory Group LLC and Advised Assets Group LLC
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid to Individual participant for investment advice service	$ 737,440	$ 677,784
Class B Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased	2,427	7,464
Purchases amount	$ 1,250,722	$ 3,031,680
Number of shares distributed to participants	21,829	20,976
Proceeds from fund sold	$ 10,721,074	$ 8,870,165
Realized gain loss on sale	$ 7,146,211	$ 5,589,735